UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Impact Management Investment Trust
    2155 Resort Drive, Suite 108
    Steamboat Springs, CO  80487

2. The name of each series of class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Impact Total Return Portfolio

3.  Investment Company Act File Number: 811-08065
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    Securities Act File Number: 333-22095
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4(a).   Last day of fiscal year for which this Form is filed: September 30, 1999
                                                             -------------------

4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instructions A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). ____ Check box if this is the last time the issuer will be filing this form.

5.  Calculation of registration fee:

  (i)    Aggregate sale price of securities sold
         during the fiscal year pursuant to section 24(f):         $   5,244,694
                                                                   -------------

  (ii)   Aggregate price of securities redeemed or
         repurchased during the fiscal year:                       $   3,681,431
                                                                   -------------

  (iii)  Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                                $         -0-
                                                                   -------------

  (iv)   Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                             $   3,681,431
                                                                   -------------

  (v)    Net Sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:          $   1,563,263
                                                                   -------------

  (vi)   Redemption credtis available for use in future
         years -- if Item 5(i) is less than 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                     $         -0-
                                                                   -------------

  (vii)  Multiplier for determining registration fee
         (See Instruction C.9):                                    x     .000278
                                                                   -------------
  (viii) Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):              = $      434.59
                                                                   =============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deduction an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______.

     If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.


7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                        + $         -0-
                                                                   -------------

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                    = $      434.59
                                                                   =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 24, 1998
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     Method of Delivery:
            X   Wire Transfer
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                Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ A.J. Elko
                         --------------------------------
                         A.J. Elko
                         President

Date:  11/24/99
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